Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	May 09, 2016	May 06, 2016	Jan. 31, 2025	Jan. 31, 2015	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
C000023127
Account Value [Line Items]
Line Graph and Table Measure Name			Yorktown Growth Fund - A	Yorktown Growth Fund - A
Account Value			$ 23,785	$ 10,000	$ 20,665	$ 18,966	$ 20,628	$ 20,129	$ 15,292	$ 12,708	$ 14,186	$ 10,965	$ 9,382
C000023126
Account Value [Line Items]
Line Graph and Table Measure Name				Yorktown Growth Fund - L
Account Value			21,505	$ 10,000	18,870	17,495	19,214	18,952	14,539	12,205	13,758	10,745	9,288
C000127241
Account Value [Line Items]
Line Graph and Table Measure Name				Yorktown Growth Fund - I
Account Value			$ 23,794	$ 10,000	20,666	18,974	20,632	20,137	15,291	12,712	14,190	10,968	9,383
C000023136
Account Value [Line Items]
Line Graph and Table Measure Name			Yorktown Multi-Sector Bond Fund - A	Yorktown Multi-Sector Bond Fund - A
Account Value			$ 13,148	$ 10,000	12,527	11,983	13,030	12,896	13,113	11,999	12,272	11,147	9,122
C000169022
Account Value [Line Items]
Line Graph and Table Measure Name		Yorktown Multi-Sector Bond Fund - C
Account Value		$ 10,000	12,716		12,173	11,706	12,782	12,725	13,004	11,954	12,287	11,217
C000023135
Account Value [Line Items]
Line Graph and Table Measure Name				Yorktown Multi-Sector Bond Fund - L
Account Value			12,506	$ 10,000	11,970	11,509	12,574	12,520	12,791	11,755	12,095	11,042	9,072
C000085545
Account Value [Line Items]
Line Graph and Table Measure Name				Yorktown Multi-Sector Bond Fund - I
Account Value			$ 13,819	$ 10,000	13,098	12,472	13,478	13,285	13,444	12,228	12,457	11,261	9,167
C000023132
Account Value [Line Items]
Line Graph and Table Measure Name			Yorktown Short Term Bond Fund - A	Yorktown Short Term Bond Fund - A
Account Value			$ 12,492	$ 10,000	11,957	11,364	11,702	11,793	11,495	10,940	10,816	10,381	9,719
C000023131
Account Value [Line Items]
Line Graph and Table Measure Name				Yorktown Short Term Bond Fund - L
Account Value			11,492	$ 10,000	11,051	10,576	10,965	11,130	10,960	10,509	10,478	10,164	9,627
C000127242
Account Value [Line Items]
Line Graph and Table Measure Name				Yorktown Short Term Bond Fund - I
Account Value			12,490	$ 10,000	11,933	11,351	11,694	11,780	11,500	10,953	10,810	10,376	9,719
C000169010
Account Value [Line Items]
Line Graph and Table Measure Name	Yorktown Small Cap Fund - A
Account Value	$ 9,425		$ 21,082		18,834	18,124	19,828	19,609	13,781	12,483	12,708	11,309
C000169012
Account Value [Line Items]
Line Graph and Table Measure Name			Yorktown Small Cap Fund - L
Account Value	10,000		$ 20,928		18,835	18,261	20,121	20,059	14,211	12,956	13,297	11,930
C000169013
Account Value [Line Items]
Line Graph and Table Measure Name			Yorktown Small Cap Fund - I
Account Value	$ 10,000		$ 22,836		20,354	19,530	21,313	21,032	14,748	13,323	13,539	12,012
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All World Index
Account Value			26,710	$ 10,000	22,026	19,109	20,667	18,176	15,457	13,248	14,242	11,113	9,371
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All World Index
Account Value			26,710	$ 10,000	22,026	19,109	20,667	18,176	15,457	13,248	14,242	11,113	9,371
MSCI ACWI Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All World Index
Account Value			26,710	$ 10,000	22,026	19,109	20,667	18,176	15,457	13,248	14,242	11,113	9,371
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value			11,256	$ 10,000	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Account Value		$ 10,000	11,032		10,809	10,587	11,552	11,906	11,369	10,369	10,141	9,927
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value			11,256	$ 10,000	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value			11,256	$ 10,000	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value			11,774	$ 10,000	11,266	10,802	11,063	11,187	10,881	10,439	10,206	10,163	10,069
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value			11,774	$ 10,000	11,266	10,802	11,063	11,187	10,881	10,439	10,206	10,163	10,069
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-3 Years Index
Account Value			11,774	$ 10,000	11,266	10,802	11,063	11,187	10,881	10,439	10,206	10,163	10,069
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		23,029		19,337	18,883	19,544	19,783	15,197	13,915	14,424	12,309
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		23,029		19,337	18,883	19,544	19,783	15,197	13,915	14,424	12,309
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		23,029		19,337	18,883	19,544	19,783	15,197	13,915	14,424	12,309
MSCI ACWI SMID Cap Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Global Small/Mid Cap Index
Account Value			21,757	$ 10,000	18,893	17,941	18,832	17,464	14,630	12,990	14,300	11,332	9,277
MSCI ACWI SMID Cap Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Global Small/Mid Cap Index
Account Value			21,757	$ 10,000	18,893	17,941	18,832	17,464	14,630	12,990	14,300	11,332	9,277
MSCI ACWI SMID Cap Gross (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Global Small/Mid Cap Index
Account Value			21,757	$ 10,000	18,893	17,941	18,832	17,464	14,630	12,990	14,300	11,332	9,277
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value			11,256	$ 10,000	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984
ICE BofA U.S. Corporate & Government, 1-5 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-5 Years Index
Account Value			11,782	$ 10,000	11,323	10,881	11,274	11,480	11,070	10,500	10,247	10,193	10,096
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value			11,256	$ 10,000	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984
ICE BofA U.S. Corporate & Government, 1-5 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-5 Years Index
Account Value			11,782	$ 10,000	11,323	10,881	11,274	11,480	11,070	10,500	10,247	10,193	10,096
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index
Account Value			11,256	$ 10,000	11,028	10,802	11,787	12,148	11,600	10,580	10,347	10,129	9,984
ICE BofA U.S. Corporate & Government, 1-5 Yrs
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. Corporate & Government, 1-5 Years Index
Account Value			11,782	$ 10,000	11,323	10,881	11,274	11,480	11,070	10,500	10,247	10,193	$ 10,096
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000		23,992		19,548	18,713	20,014	23,558	16,510	14,493	14,885	11,917
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000		23,992		19,548	18,713	20,014	23,558	16,510	14,493	14,885	11,917
Russell 2000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000		$ 23,992		$ 19,548	$ 18,713	$ 20,014	$ 23,558	$ 16,510	$ 14,493	$ 14,885	$ 11,917